Other Receivables and Other Current Assets (Details) ¥ in Thousands	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Dec. 16, 2023 USD ($)	Dec. 16, 2023 CNY (¥)
Other Receivables And Other Current Assets [Line Items]
Accrued additional losses	$ 8,620,000	$ 3,680,000
Prepaid expense	$ 21,786
YanErYouXin [Member]
Other Receivables And Other Current Assets [Line Items]
Cash			$ 12,470,000	¥ 88,750